Equity Incentive Plan	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]	Equity Incentive Plans
Restricted Stock Awards
During the three months ended March 31, 2022 and 2021, the Company granted restricted stock awards (“RSA”) in lieu of cash payment for services performed. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. During the three months ended March 31, 2022 and 2021, the Company granted fully vested RSAs of nil and 101,880, respectively, with a fair value of nil and $279,000, respectively.
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended March 31,
	2022	2021
Sales and marketing	$—	$—
Research and development	—	—
General and administrative	117	—
Total share-based compensation expense	$117	$—
As of March 31, 2022, there was $78,000 unrecognized compensation expense related to unvested equity-based compensation awards, which is expected to be recognized over a weighted average period of two months.